Intangible Assets - Summary of Pre-tax Discount Rates (Details)		Dec. 31, 2023	Dec. 31, 2022
Package and Courier
Disclosure Of Intangible Assets [Line Items]
Pre-tax discount rate applied to cash flow projections		12.00%	11.50%
Canadian Less-Than-Truckload
Disclosure Of Intangible Assets [Line Items]
Pre-tax discount rate applied to cash flow projections		12.00%	11.50%
U.S. Less-Than-Truckload
Disclosure Of Intangible Assets [Line Items]
Pre-tax discount rate applied to cash flow projections		11.40%
Canadian Truckload
Disclosure Of Intangible Assets [Line Items]
Pre-tax discount rate applied to cash flow projections		14.40%	13.90%
Specialized Truckload
Disclosure Of Intangible Assets [Line Items]
Pre-tax discount rate applied to cash flow projections	[1]	13.20%	12.70%
Logistics
Disclosure Of Intangible Assets [Line Items]
Pre-tax discount rate applied to cash flow projections		11.40%	10.90%

[1]	On August 31,2022, TFI International sold CFI’s Truckload, Temp Control and Mexican non-asset logistics businesses, operating primarily in the US-based Conventional TL operating segment. Subsequent to the sale, the remaining businesses operations in TFI International’s US-based Conventional TL operating segment, were transferred to the Specialized TL operating segmen